Income (Loss) per Share (Tables)	9 Months Ended
Dec. 31, 2024
Earnings per share [Abstract]
Schedule of loss per Share [Table Text Block]
	Three months ended December 31, 2024	Three months ended December 31, 2023
Basic weighted average number of common shares outstanding	128,602,843	88,252,813
Effect of dilutive stock options and warrants	2,922,480	-
Diluted weighted average common shares outstanding	131,525,323	88,252,813

	Period ended December 31, 2024	Period ended December 31, 2023
Basic weighted average number of common shares outstanding	119,327,280	86,039,252
Diluted weighted average common shares outstanding	119,327,280	86,039,252